Summary of Significant Accounting Policies - (Product Warranty) (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Jan. 01, 2019
Accounting Policies [Abstract]
Product warranty, term	1 year	1 year
Operating lease right-of-use assets		$ 7,785	$ 8,700
Operating lease liabilities		$ 8,850	9,800
Deferred rent			$ 1,100